Deferred income tax assets/(liabilities) - Schedule of Unrecognized Tax Losses by Expiry Period (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Within 5 years
Deferred income tax
Unrecognised tax losses	¥ 23,019	¥ 53,265